Retirement-Related Benefits - Level 3 Reconciliation (Details) - Level 3 - United States - Personal Pension Plan (PPP) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 193	$ 722
Return on assets held at end of year	(3)	2
Return on assets sold during the year	(1)	16
Purchases, sales and settlements, net	(28)	(554)
Transfers, net	0	6
Fair value of plan assets, balance at end of period	160	193
Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	186	709
Return on assets held at end of year	3	4
Return on assets sold during the year	(1)	16
Purchases, sales and settlements, net	(30)	(545)
Transfers, net	0	1
Fair value of plan assets, balance at end of period	157	186
Other
Change in plan assets
Fair value of plan assets, balance at beginning of period	7	13
Return on assets held at end of year	(6)	(2)
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	2	(9)
Transfers, net	0	5
Fair value of plan assets, balance at end of period	$ 3	$ 7